Long-Term Loans (Tables)	12 Months Ended
Dec. 31, 2021
Long-term loans [Member]
Disclosure of detailed information about borrowings [Line Items]
Summary of Loans

	December 31
	2020	2021
	NT$	NT$
	(In Millions)
Secured bank loans (Note 41)	$1,600	$1,600
Less: Current portion	(1,600)	—
	$-	$1,600

The annual interest rates of bank loans were as follows:

	December 31
	2020	2021
Secured bank loans	0.72%	0.89%